UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 121.7%
Corporate — 4.6%
New Jersey EDA, Refunding RB, AMT:
New Jersey American Water Co., Inc. Project Series A, 5.70%, 10/01/39	$2,925	$3,212,264
New Jersey American Water Co., Inc. Project Series B, 5.60%, 11/01/34	2,430	2,709,863
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	4,911,498
		10,833,625
County/City/Special District/School District — 19.0%
City of Margate City New Jersey, GO, Improvement, New Jersey:
5.00%, 1/15/26	1,200	1,371,708
5.00%, 1/15/27	845	957,022
City of Perth Amboy New Jersey, Refunding, GO (AGM) (a):
0.00%, 7/01/33	1,575	1,638,409
0.00%, 7/01/34	1,925	1,996,995
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,740,495
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 6.00%, 11/01/30	545	618,706
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,397,140
5.50%, 10/01/29	5,085	6,410,507
Garden State Preservation Trust, RB, Capital Appreciation, Series A (AGM), 5.25%, 11/01/28 (b)	4,540	2,443,246
Gloucester County Improvement Authority, RB, Cnty Gtd Ln Cnty Cap Prog, 5.00%, 4/01/38	1,000	1,081,210
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,291,952
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/22	1,455	1,580,916
Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	402,537
Monmouth County Improvement Authority, RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,011
5.00%, 12/01/16	5	5,011
New Jersey Economic Development Authority, Refunding RB:
5.25%, 9/01/26	7,000	8,009,680

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
New Jersey Economic Development Authority, Refunding RB (concluded):
5.00%, 6/15/28	$720	$773,842
5.00%, 6/15/29	1,760	1,882,566
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,170,105
Newark Housing Authority, Refunding RB, Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,565,592
		44,342,650
Education — 18.9%
New Jersey EDA, RB, School Facilities Construction, Series CC-2:
5.00%, 12/15/31	1,700	1,876,392
5.00%, 12/15/32	1,300	1,429,090
New Jersey EDA, Refunding RB, Series GG, 5.25%, 9/01/27	3,000	3,432,720
New Jersey Educational Facilities Authority, RB:
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,042,140
Kean University, Series A, 5.50%, 9/01/36	4,500	4,991,625
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,233,993
Rider Univ Series A, 5.00%, 7/01/32	1,000	1,062,650
Rider University, Series A, (Radian), 5.25%, 7/01/14 (c)	1,450	1,601,743
Rider University, Series C, (Radian), 5.00%, 7/01/12 (c)	1,750	1,751,768
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,588,056
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,363,600
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,007,216
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	1,300	1,602,055
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,625	1,970,621
New Jersey Higher Education Student Assistance Authority, RB, Series A, AMT, 5.75%, 12/01/29	4,045	4,468,188

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	$1,035	$1,118,494
5.00%, 12/01/26	645	693,510
5.25%, 12/01/32	900	972,954
New Jersey Institute of Technology NJ, GO, Series A, 5.00%, 7/01/42	4,320	4,765,176
		43,971,991
Health — 15.0%
New Jersey EDA, RB, Masonic Charity Foundation of New Jersey:
5.25%, 6/01/24	1,425	1,471,612
5.25%, 6/01/32	685	703,392
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,564,575
5.80%, 11/01/31	1,000	1,021,050
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,850,460
Childrens Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,563,100
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,459,942
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	1,994,246
Meridian Health, Series I (AGC), 5.00%, 7/01/38	985	1,033,935
Pascack Valley Hospital Association, 6.63%, 7/01/36 (d)(e)	1,845	18
Refunding Meridian Health System Obligation, 5.00%, 7/01/23	500	569,890
South Jersey Hospital, 5.00%, 7/01/36	385	393,836
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,721,850
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17	520	545,397
Atlantic City Medical System, 5.75%, 7/01/25	520	522,392
Barnabas Health, Series A, 5.63%, 7/01/32	1,090	1,167,684
Barnabas Health, Series A, 5.63%, 7/01/37	3,030	3,201,922
Meridian Health System, 5.00%, 7/01/27	1,000	1,100,390
Meridian Health System Obligation, 5.00%, 7/01/25	1,000	1,107,950

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System Obligation, 5.00%, 7/01/26	$830	$908,916
Robert Wood Johnson, 5.00%, 7/01/31	1,000	1,077,070
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,680,888
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	4,213,419
		34,873,934
Housing — 8.1%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing Series CC, 5.00%, 10/01/34	3,385	3,548,123
S/F Housing, Series U, AMT, 4.95%, 10/01/32	695	713,946
S/F Housing, Series U, AMT, 5.00%, 10/01/37	995	1,017,139
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,700	2,793,420
S/F Housing, Series X, AMT, 5.05%, 4/01/18	550	594,555
Series A, 4.75%, 11/01/29	2,305	2,425,252
Series A, 6.50%, 10/01/38	1,250	1,341,150
Series A, AMT (FGIC), 4.90%, 11/01/35	1,365	1,367,061
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	4,945	5,027,878
		18,828,524
State — 22.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	1,860	1,309,682
Election of 2005, Series A, 5.80%, 11/01/15 (c)	4,300	5,059,638
New Jersey EDA, RB:
Department Of Human Services Pooled, 5.00%, 7/01/12	202	203,247
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,415	1,683,383
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,378,340

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$12,500	$13,431,250
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	5,800	6,071,034
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,393,030
School Facilities Construction, Series P, 5.25%, 9/01/16	2,710	3,074,495
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	4,085,742
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	947,135
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	440	475,631
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,300	3,710,652
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,107,480
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	4,200	4,676,868
5.25%, 6/15/28	1,100	1,216,765
		52,824,372
Transportation — 28.4%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,535	1,648,022
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/15 (a)	4,870	4,421,229
Series E, 5.25%, 1/01/40	2,525	2,784,116
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A (AGC), 5.63%, 12/15/28	1,250	1,445,775
CAB, Series C (AMBAC), 5.05%, 12/15/35 (b)	4,140	1,199,731
Series A, 6.00%, 6/15/35	6,030	7,261,386
Series A, 5.88%, 12/15/38	3,650	4,160,781
Series A, 6.00%, 12/15/38	1,950	2,239,673
Series A, 5.50%, 6/15/41	5,000	5,699,700
Series A (AGC), 5.50%, 12/15/38	1,000	1,116,680
Series B, 5.25%, 6/15/36	5,000	5,587,100
Series B, Series B, 5.00%, 6/15/42	4,860	5,263,088
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,074,600
JFK International Air Terminal, 6.00%, 12/01/42	2,700	2,992,572

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated:
152nd Series, 5.75%, 11/01/30	$3,300	$3,809,784
172nd Series, 5.00%, 10/01/34	1,500	1,626,900
South Jersey Port Corp., RB:
4.75%, 1/01/18	4,280	4,354,044
4.85%, 1/01/19	2,485	2,526,947
5.00%, 1/01/20	2,000	2,032,520
		66,244,648
Utilities — 5.1%
New Jersey EDA, Refunding RB, United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,842,450
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.87%, 9/01/31 (b)	6,000	2,397,000
Union County Utilities Authority, Refunding RB, County Deficiency Agreement, Series A, 5.00%, 6/15/41	4,115	4,593,451
		11,832,901
Total Municipal Bonds in New Jersey		283,752,645

Puerto Rico — 8.6%
County/City/Special District/School District — 6.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	6,000	6,635,100
6.00%, 8/01/42	4,000	4,512,480
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	3,320	3,795,125
		14,942,705
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA, 4.95%, 7/01/26	590	629,548
Series CC (AGC), 5.50%, 7/01/31	895	1,036,768
Series CC (AGM), 5.50%, 7/01/30	2,000	2,322,460
		3,988,776
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,028,320
Total Municipal Bonds in Puerto Rico		19,959,801

Total Municipal Bonds – 130.3%		303,712,446

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey — 20.6%
Education — 2.7%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	$3,600	$4,127,904
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	2,009	2,194,725
		6,322,629
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	7,134,964
Transportation — 8.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	4,100	4,542,185
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd Series, 5.25%, 11/01/35	3,764	4,073,146
Consolidated, 169th Series, 5.00%, 10/15/41	11,250	11,975,288
		20,590,619
Utilities — 5.9%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	12,820	13,830,729
		47,878,941

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	2,220	2,429,124

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.6%		50,308,065
Total Long-Term Investments (Cost – $329,215,094) – 151.9%		354,020,511

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	3,611,507	$3,611,507
Total Short-Term Securities (Cost – $3,611,507) – 1.5%		3,611,507
Total Investments (Cost - $332,826,601*) – 153.4%		357,632,018
Other Assets Less Liabilities – 1.9%		4,461,660
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (11.5)%		(26,826,318)
VRDP Shares, at Liquidation Value – (43.8)%		(102,200,000)
Net Assets Applicable to Common Shares – 100.0%		$233,067,360

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$306,152,834
Gross unrealized appreciation	$26,079,389
Gross unrealized depreciation	(1,412,901)
Net unrealized appreciation	$24,666,488

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New Jersey Municipal Money Fund	13,176,800	(9,565,293)	3,611,507	—

(h)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
240	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$31,747,500	$(356,706)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$354,020,511	—	$354,020,511
Short-Term Securities	$3,611,507	—	—	3,611,507
Total	$3,611,507	$354,020,511	—	$357,632,018

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(356,706)	—	—	$(356,706)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$317,000	—	—	$317,000
Liabilities:
Bank overdraft	(8,517)	—	—	(8,517)
TOB trust certificates	—	$(26,812,696)	—	(26,812,696)
VRDP Shares	—	(102,200,000)	—	(102,200,000)
Total	$308,483	$(129,012,696)	—	$(128,704,213)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2012